Note 2 - Allowance for Doubtful Accounts for Trade Accounts Receivable - Summary of Changes in the Allowance for Doubtful Accounts for Trade Accounts Receivable (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Balance at beginning of year	$ 524,617	$ 99,562	$ 64,242
Bad debt expense	10,750	425,055	60,381
Losses charged to allowance	(473,840)	0	(25,061)
Balance at end of year	$ 61,527	$ 524,617	$ 99,562